Consolidated Statement of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	SFr 4,198	SFr 5,681
Intangible assets	49	212
Total non-current assets	4,247	5,893
Short-term time deposits	85,565	119,580
Other current assets	2,525	3,617
Trade and other receivables	2,317	1,953
Cash and cash equivalents	63,874	67,309
Total current assets	154,281	192,459
Total assets	158,528	198,352
Shareholders' equity and liabilities
Share capital	4,036	3,635
Additional paid-in capital	384,875	365,530
Treasury share reserve	(981)	(981)
Cumulative losses	(246,293)	(191,755)
Total shareholders' equity	141,637	176,429
Lease liability	1,227	2,444
Employee benefits	4,879	5,063
Total non-current liabilities	6,106	7,507
Trade and other payables	1,859	1,328
Accrued expenses	7,709	7,547
Contract liability	0	4,333
Lease liability	1,217	1,208
Total current liabilities	10,785	14,416
Total liabilities	16,891	21,923
Total shareholders' equity and liabilities	SFr 158,528	SFr 198,352